ADVISORSHARES VICE ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 93.9%

Agriculture – 17.1%
Altria Group, Inc.	5,371	$207,697
British American Tobacco PLC (United Kingdom)(a)(b)	5,600	191,464
Imperial Brands PLC (United Kingdom)(a)(b)	10,470	192,323
Philip Morris International, Inc.	3,231	235,734
Turning Point Brands, Inc.(a)	11,140	235,165
Universal Corp.	5,536	244,747
Vector Group Ltd.	17,971	169,287
Total Agriculture		1,476,417

Beverages – 32.2%
Ambev SA (Brazil)(b)	62,770	144,371
Anheuser-Busch InBev SA/NV (Belgium)(b)	1,982	87,446
Boston Beer Co., Inc. (The), Class A*(a)	1,406	516,789
Brown-Forman Corp., Class B	7,920	439,639
Constellation Brands, Inc., Class A	1,198	171,745
Craft Brew Alliance, Inc.*	23,831	355,082
Diageo PLC (United Kingdom)(b)	1,392	176,951
LVMH Moet Hennessy Louis Vuitton SE (France)(b)	6,025	448,320
MGP Ingredients, Inc.	4,131	111,083
Molson Coors Beverage Co., Class B	3,034	118,356
New Age Beverages Corp.*(a)	72,079	100,190
Pernod Ricard SA (France)(b)	3,751	107,504
Total Beverages		2,777,476

Electronics – 5.1%
PerkinElmer, Inc.	5,850	440,388

Entertainment – 1.1%
RCI Hospitality Holdings, Inc.	9,368	93,399

Healthcare - Products – 13.9%
Abbott Laboratories	7,216	569,414
Thermo Fisher Scientific, Inc.	2,208	626,189
Total Healthcare - Products		1,195,603

Healthcare - Services – 4.2%
Catalent, Inc.*	6,950	361,052

Housewares – 3.1%
Scotts Miracle-Gro Co. (The)(a)	2,643	270,643

Pharmaceuticals – 12.0%
AbbVie, Inc.	6,957	530,054
Novartis AG (Switzerland)(b)	6,058	499,482
Total Pharmaceuticals		1,029,536

Retail – 5.2%
BJ’s Restaurants, Inc.	10,773	149,637
Darden Restaurants, Inc.	3,222	175,470
Dave & Buster’s Entertainment, Inc.(a)	9,234	120,781
Total Retail		445,888
Total Common Stocks
(Cost $9,939,748)		8,090,402

MONEY MARKET FUND – 6.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.56%(c) (Cost $521,322)	521,322	521,322

REPURCHASE AGREEMENT – 1.4%(d)
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $119,011, (collateralized by various U.S. Government Agency Obligations, 2.50%-5.00%, 08/01/23-06/01/51, totaling $121,030) (Cost $119,011)	$119,011	119,011

Total Investments – 101.4%
(Cost $10,580,081)		8,730,735
Liabilities in Excess of Other Assets – (1.4%)		(116,436)
Net Assets – 100.0%		$8,614,299

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $820,188; the aggregate market value of the collateral held by the fund is $831,839. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $712,828.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2020.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,090,402	$–	$–	$8,090,402
Money Market Fund	521,322	–	–	521,322
Repurchase Agreement	–	119,011	–	119,011
Total	$8,611,724	$119,011	$–	$8,730,735

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	17.1%
Beverages	32.2
Electronics	5.1
Entertainment	1.1
Healthcare - Products	13.9
Healthcare - Services	4.2
Housewares	3.1
Pharmaceuticals	12.0
Retail	5.2
Money Market Fund	6.1
Repurchase Agreement	1.4
Total Investments	101.4
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%